Consolidated Statements of Cash Flows (Parenthetical) - Merged Business [Member] shares in Millions, $ in Millions	Jan. 28, 2013 USD ($) shares
Purchase price	$ 2,800.0
Number of shares of common stock issued for acquisition | shares	35.2
Value of shares of common stock issued for acquisition	$ 1,800.0
Debt assumed	$ 967.0